Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	12/31/2023	12/31/2022
Cash and cash equivalents in national currency	941,584	388,622
Cash and cash equivalents in foreign currency	225,308	223,528
Reverse repurchase agreements (a)	3,092,487	719,498
Total	4,259,379	1,331,648

(a)    Refers to operations (substantially interbank deposit investments) whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.